UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    811-22185

IndexIQ Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave, Suite N611
Rye Brook, NY 10573

(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave, Suite N611
Rye Brook, NY 10573

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: October 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT | OCTOBER 31, 2009

IndexIQ Trust
IQ ALPHA
Hedge Strategy Fund

The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Fund and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Fund performance current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Please visit IndexIQ’s web site at www.indexiq.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call IndexIQ at 1-888-934-0777.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Fund is distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Fund’s investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

Semi-Annual Report

This report provides management’s discussion of fund performance for the IndexIQ ALPHA Hedge Strategy Fund (the “Fund”) for the semi-annual reporting period ended October 31, 2009.

Investment Objective

The Fund’s investment objective is to seek to achieve investment results that correspond to the total return (aggregate price and yield performance) of the IQ Alpha Hedge Index (the “Index”). The objective of the Index is to provide superior returns (“alpha”) relative to the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”) with lower volatility than the S&P 500 Index and correlation to the S&P 500 Index that is similar to the correlation between hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

Investment Results

The table on page 4 shows the Fund’s performance compared to its primary benchmark, the S&P 500 Index, as well as two other benchmarks, for the six-month period ended October 31, 2009 and for other relevant periods.

The Fund’s Investor Class shares and Institutional Class shares had positive returns but both still underperformed the S&P 500 Index for the 6-month period ended October 31, 2009.

The principle driver of the Fund’s positive returns during the 6-month period was the Fund’s large allocation to emerging equity markets. After a significant decline during the financial crisis, emerging equity markets have not only recovered but also have been one of the top performing asset classes during this 6-month period. The Fund’s long exposure to high yield corporate bonds and foreign currency, both of which also have significantly outperformed during this period, also contributed to the Fund’s positive performance. Finally, a long position in international sovereign debt contributed positively to performance as the value of international and emerging markets debt rose substantially during the period.

On the negative side, the Fund’s performance was hampered by its short exposure to international equity (developed markets), although the Fund’s positive net equity exposure added significant value overall. Another source of negative returns was the Fund’s short exposure to real estate, which also had a significant rebound after the financial crisis in 2008.

Despite the positive absolute performance of the Fund during the 6-month period, the Fund underperformed the S&P 500 Index due to the net performance of the Fund’s various asset class exposures relative to the S&P 500 Index’s exposure only to U.S. large cap equities.

There was approximately 25% leverage in the Fund during the 6-month period.

Historical Performance

THE FUND VS. ITS BENCHMARK
FOR THE PERIODS ENDED OCTOBER 31, 2009

	6 Months	One Year	Since Inception*
IQ ALPHA Hedge Strategy Fund
Institutional Class	10.39%	21.74%	3.05	%**
Investor Class	10.31%	21.56%	2.99	%**
IQ ALPHA Hedge Index	12.96%	26.32%	5.90	%**
S&P 500 Index	20.04%	9.80%	(12.48	)%**
Credit Suisse/Tremont Blue Chip Index	9.70%	5.18%	(14.15	)%**
HFRX Global Hedge Fund Index	8.41%	6.23%	(10.69	)%**

*	For performance reporting purposes, the inception date for the Institutional Class and Investor Class shares is the first day the Fund commenced operations (June 30, 2008).

**	Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current Fund performance may be lower or higher than the performance shown. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemptions of the Fund’s shares. The gross total annual operating expense ratio of the Fund, as stated in the current prospectus, is 24.59% for Institutional Class Shares and 44.44% for Investor Class Shares. The gross total annual operating expense ratio of the Fund, for the six months ended October 31, 2009, is 3.97% for Institutional Class Shares and 3.71% for Investor Class Shares. The Fund applies a 2.00% fee to the value of shares redeemed less than 7 days after purchase. The redemption fee is not reflected in the performance shown above. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Investment Advisor has contractually agreed to reduce its Management Fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions, dividends paid on short sales, Acquired Fund Fees and Expenses, extraordinary expenses, and Distribution and or Service (12b-1) Fees, if any), as a percentage of average daily net assets, exceed 1.90% for the Investor Class Shares and 1.65% for the Institutional Class Shares through June 30, 2010. After such date, the expense limitation may be renewed, terminated or revised.

Risk Discussion: Mutual fund investing involves risk, including loss of principal. There is no guarantee that the Fund will meet its objective. The Fund may not be suitable for all investors due to its use of leverage, short selling, and derivatives, or for other reasons. Funds that use leverage to seek to increase return are subject to greater risk in adverse market conditions. There are particular risks associated with funds that employ short sales, such as the fact that the potential loss from a short position theoretically is unlimited. The Fund’s use of derivatives, such as swap agreements, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the underlying ETFs in which it invests. There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as its underlying index. An investor in the Fund will bear, indirectly, the operating expenses of the underlying ETFs in which the Fund invests. The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund.

IQ ALPHA Hedge Index (the “Index”) performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The Credit Suisse/Tremont Blue Chip Index is comprised of hedge funds across 10 strategies and is designed to represent the hedge fund industry in general (performance data is net of underlying manager fees and calculation fees).

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies (performance data is net of underlying manager fees).

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Six Month Period 5/1/09 to 10/31/09” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Fund Expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Annualized Expense Ratios for the Period 5/1/09 to 10/31/09*	Expenses Paid During the Six Month 5/1/09 to 10/31/09†
Institutional Class
Actual	$1,000.00	$1,103.85	1.56%	$8.27
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.34	1.56%	$7.93

Investor Class
Actual	$1,000.00	$1,103.11	1.81%	$9.59
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.08	1.81%	$9.20

*	Expense ratios reflect expense caps through the period ended October 31, 2009.

†	Expenses are calculated using each Class’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio Summary

October 31, 2009 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($ mil): $33.4

SCHEDULE OF INVESTMENTS SUMMARY TABLE

Investments	% of Net Assets
Debt Funds	37.9%
Equity Funds	22.8
Asset Allocation Fund	5.6
Commodity Funds	0.5
Money Market Fund	18.2

Total Investments	85.0
Other Assets in Excess of Liabilities	15.0

Net Assets	100.0%

Schedule of Investments

October 31, 2009 (unaudited)

Name of Issuer	Shares	Value

Long-Term Investments — 66.8%

Asset Allocation Fund — 5.6%
PowerShares DB G10 Currency Harvest Fund*	80,373	$1,863,850

Commodity Funds — 0.5%
iPath Dow Jones-UBS Commodity Index
Total Return ETN*	1,170	46,695
PowerShares DB Commodity Index
Tracking Fund*	4,381	103,326

Total Commodity Funds		150,021

Debt Funds — 37.9%
iShares Barclays Aggregate Bond Fund	13,659	1,431,600
iShares Barclays Credit Bond Fund	442	45,000
iShares Barclays US Treasury Inflation Protected
Securities Bond Fund	4,436	461,388
iShares iBoxx $ High Yield Corporate Bond Fund	23,180	1,974,472
iShares iBoxx $ Investment Grade Corporate
Bond Fund	12,996	1,373,417
iShares JPMorgan USD Emerging Markets
Bond Fund	3,426	349,521
PowerShares Emerging Market Sovereign
Debt Portfolio	8,566	221,859
SPDR Barclays Capital 1-3 Month T-Bill ETF	19,869	911,590
SPDR Barclays Capital Aggregate Bond ETF	450	25,281
SPDR Barclays Capital High Yield Bond ETF	34,314	1,303,589
SPDR Barclays Capital International
Treasury Bond ETF*	14,720	861,120
Vanguard Short-Term Bond ETF	37,090	2,969,425
Vanguard Total Bond Market ETF	9,223	732,952

Total Debt Funds		12,661,214

Equity Funds — 22.8%
iShares MSCI Emerging Markets Index Fund	144,812	5,439,139
Vanguard Emerging Markets ETF	58,085	2,183,996

Total Equity Funds		7,623,135

Total Long-Term Investments — 66.8%
(Cost $22,081,590)		22,298,220

See notes to financial statements.

Schedule of Investments (continued)

October 31, 2009 (Unaudited)

Name of Issuer	Shares	Value
Short-Term Investment — 18.2%

Money Market Fund — 18.2%
Dreyfus Treasury & Agency Cash
Management 521 Institutional
(Cost $6,062,369)		$6,062,369

Total Investments — 85.0%
(Cost $28,143,959)		$28,360,589

Other Assets in Excess of Liabilities — 15.0%(a)		5,019,045

Net Assets — 100.0%		$33,379,634

*	Non-income producing

(a)	Other assets in excess of liabilities include net unrealized depreciation on swaps.

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

See notes to financial statements.

Statement of Assets and Liabilities

October 31, 2009 (unaudited)

Assets
Investments, at value (cost $28,143,959)	$28,360,589
Cash collateral for swap transactions	3,950,000
Cash	33,227
Receivable for capital shares sold	871,759
Unrealized appreciation on swap transactions	430,129
Prepaid expenses	10,908
Interest receivable	47

Total assets	33,656,659

Liabilities
Unrealized depreciation on swap transactions	212,348
Advisory fees payable	40,160
Distribution fees payable (Investor Class)	11,358
Payable for capital shares repurchased	6,592
Trustees fees payable	2,308
Compliance fees payable	1,789
Accrued expenses	2,470

Total liabilities	277,025

Net Assets	$33,379,634

Composition of Net Assets
Paid-in capital	$31,996,013
Accumulated undistributed net investment income	41,439
Accumulated undistributed net realized gain from
investment securities and swap transactions	907,771
Net unrealized appreciation on investment securities	216,630
Net unrealized appreciation on swap transactions	217,781

Net Assets	$33,379,634

NET ASSET VALUE PER SHARE
($0.001 par value common stock, unlimited authorized shares)

Class	Net Assets	Shares Outstanding	Net Asset Value
Institutional	$20,835,424	2,021,807	$10.31
Investor	$12,544,210	1,221,759	$10.27

See notes to financial statements.

Statement of Operations

For the Six Months Ended October 31, 2009 (unaudited)

Investment Income
Dividend income		$153,835
Interest income		329

Total investment income		154,164

Expenses
Advisory fees	$76,008
Professional fees	66,165
Administrative and accounting fees	46,356
Transfer Agent fees	40,765
Blue sky fees	20,928
Insurance fees	16,689
Shareholder reporting fees	11,459
Distribution fee — Investor class	11,358
Registration fees	6,075
Trustee fees	4,795
Custodian fees	2,162
Compliance fees	1,825
Miscellaneous	1,056

Total expenses before reimbursements	305,641
Less: reimbursements from Advisor	(169,936)
Net expenses		135,705

Net investment income		18,459

Realized and Unrealized Gain (Loss) on
Investments and Swap Transactions
Net realized gain (loss) on:
Investment securities		1,043,078
Swap transactions		(260,849)
Net change in net unrealized appreciation on:
Investment securities		122,039
Swap transactions		241,232

Net realized and unrealized gain on
investment securities and swap
transactions		1,145,500

Net Increase in Net Assets Resulting
from Operations		$1,163,959

See notes to financial statements.

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2009 (unaudited)	For the Period June 30, 2008* to April 30, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$18,459	$40,329
Net realized gain from investment securities
and swap transactions	782,229	132,755
Distributions of realized gains by other
investment companies	—	356
Net change in unrealized appreciation on
investment securities and swap transactions	363,271	71,140

Net increase in net assets resulting from operations	1,163,959	244,580

Dividends and Distributions to Shareholders from:
Net investment income
Institutional Class	—	(23,704)
Investor Class	—	(1,597)

Total distributions to shareholders	—	(25,301)

Capital Share Transactions
Institutional Class**
Proceeds from shares sold	17,592,807	2,732,766
Cost of shares repurchased	(204,942)	(46,317)
Proceeds from dividends reinvested	—	23,704

Net increase from capital share transactions	17,387,865	2,710,153

Investor Class**
Proceeds from shares sold	11,553,040	625,395
Cost of shares repurchased	(381,617)	(37)
Proceeds from dividends reinvested	—	1,597

Net increase from capital share transactions	11,171,423	626,955

Total increase in net assets	29,723,247	3,556,387

Net Assets
Beginning of period	3,656,387	100,000

End of period	$33,379,634	$3,656,387

End of period net assets includes undistributed
net investment income as follows:	$41,439	$22,980

Changes in Shares Outstanding
Institutional Class
Shares outstanding, beginning of period	323,275	10,000
Shares sold	1,718,657	315,719
Shares repurchased	(20,125)	(5,069)
Shares issued for dividends reinvested	—	2,625

Shares outstanding, end of period	2,021,807	323,275

Investor Class
Shares outstanding, beginning of period	68,405	—
Shares sold	1,191,311	68,231
Shares repurchased	(37,957)	(4)
Shares issued for dividends reinvested	—	178

Shares outstanding, end of period	1,221,759	68,405

*	Commencement of operations.

**	Commencement of offering of shares, for the Institutional and Investor share classes, was June 30, 2008 and July 23, 2008, respectively.

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	For the Six Months Ended October 31, 2009 (unaudited)	For the Period June 30, 2008[1] to April 30, 2009
INSTITUTIONAL CLASS
Net asset value, beginning of period	$9.34	$10.00

Income from Investment Operations
Net investment income[2]	0.01	0.20
Net realized and unrealized gain (loss)
on investments and swap transactions	0.96	(0.77)
Distributions of net realized gains by
other investment companies	—	— [5]

Net increase (decrease) in net asset
resulting from operations[3]	0.97	(0.57)
Less distributions to shareholders	—	(0.09)

Net asset value, end of period	$10.31	$9.34

Total Return
Total investment return based on
net asset value[4]	10.39%	(5.71)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,835	$3,019
Ratio to average net assets of:
Expenses net of reimbursements[6]	1.56%	1.15%
Expenses before reimbursements[6]	3.97%	24.41%
Net investment income[6]	0.22%	2.77%
Portfolio turnover rate[7]	105%	182%

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	For the Six Months Ended October 31, 2009 (unaudited)	For the Period July 23, 2008[1] to April 30, 2009
INVESTOR CLASS
Net asset value, beginning of period	$9.31	$10.00

Income from Investment Operations
Net investment income[2]	0.01	0.11
Net realized and unrealized gain (loss)
on investments and swap transactions	0.95	(0.70)
Distributions of net realized gains by
other investment companies	—	— [5]

Net increase (decrease) in net asset
resulting from operations[3]	0.96	(0.59)
Less distributions to shareholders	—	(0.10)

Net asset value, end of period	$10.27	$9.31

Total Return
Total investment return based on
net asset value[4]	10.31%	(5.89)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,544	$637
Ratio to average net assets of:
Expenses net of reimbursements[6]	1.80%	1.40%
Expenses before reimbursements[6]	3.71%	44.26%
Net investment income[6]	0.24%	1.82%
Portfolio turnover rate[7]	105%	182%

1	Commencement of offering of shares.

2	Based on average shares outstanding.

3

Due to the timing of sales and repurchases of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

4

Total investment return is calculated by assuming a purchase of shares on the first day, reinvestment of all dividends and distributions at net asset value during the period and a sale of shares on the last day of the period reported. Total return calculated for a period less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the advisor.

5	Represents less than $0.005

6	Annualized.

7	Portfolio turnover rate is not annualized and excludes the value of securities received or delivered as a result of in-kind transactions.

See notes to financial statements.

Notes to Financial Statements

October 31, 2009 (unaudited)

1. ORGANIZATION

IQ ALPHA Hedge Strategy Fund (the “Fund”) is a series of the IndexIQ Trust (the “Trust”) which is a statutory trust organized under Delaware law. The Fund is a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares, Institutional Class and Investor Class. Both classes have equal rights and voting privileges, except in matters affecting a single class. The Investor Class has a distribution plan in place.

The Fund’s investment objective is to seek to achieve investment results that correspond to the total return (aggregate price and yield performance) of the IQ Alpha Hedge Index (the “Index”). The objective of the Index is to provide superior returns (“alpha”) relative to the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”) with lower volatility than the S&P 500 Index and correlation to the S&P 500 Index that is similar to the correlation between hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

These financial statements are prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. NAV per share is calculated by

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

dividing a Fund’s net assets by the number of Fund shares outstanding. Securities and investment funds traded on any recognized national or foreign stock exchange are valued at the last quoted sale price, or if no sale price is available, at the bid price. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if IndexIQ Advisors LLC (the “Advisor”) determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected to affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

The authoritative guidance for fair value measurements and disclosures establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Fund utilized various inputs in determining the value of its investments. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. Also included is guidance on identifying circumstances that indicate a transaction is not orderly and outlines additional disclosure based on investment type. The three-tier hierarchy of inputs is summarized below:

  Level 1 — quoted prices in active markets for identical investments.

  Level 2 — other significant observable inputs (included quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2009:

	Level 1	Level 2	Level 3	Totals
Mutual Funds	$28,360,589	$—	$—	$28,360,589
Other Financial Instruments	—	217,781	—	217,781

Total	$28,360,589	$217,781	$—	$28,578,370

*	Other financial instruments include swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

Tax Information and Dividends and Distributions to Shareholders

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Fund on the applicable record date. Dividends paid by the Fund with respect to all classes of shares are calculated in the same manner and at the same time, but dividends on Investor Class Shares may be lower than dividends on the Institutional Class Shares as a result of the service and/or distribution fees applicable to Investor Class Shares. Net realized long-term and short-term capital gains will be distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Accounting for Uncertainty in Income Taxes prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Fund will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expense on the Statement of Operations. Management has determined

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

that there is no impact resulting from the adoption of this interpretation on the Fund’s financial statements.

Cash and Cash Equivalents

Cash and cash equivalents are highly liquid investments, with maturities of three months or less when acquired.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Realized gains or losses are recorded whenever the Fund sells securities.

Expenses

All of the routine operational, administrative and other ordinary expenses of the Fund will be paid by the Fund. These expenses are allocated between the separate classes based on the weighted net asset value of each class. Class level expenses shall be allocated to each respective class as expenses are incurred.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Fund pays the Advisor an advisory fee at an annual rate of 0.95% of the Fund’s average daily net assets. Such fee is accrued daily and paid monthly. The Advisor has retained Mellon Capital Management Corporation (“MCM” and the “Sub-Advisor”), which is unaffiliated with the Advisor, to conduct the day-to-day portfolio management of the Fund. Pursuant to MCM’s sub-advisory agreement, the Advisor pays MCM an annual fee for their services, which is payable monthly.

The Fund and the Advisor have entered into an expense limitation agreement whereby the Advisor has agreed to waive its fee and/or reimburse the Fund to the extent that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions, dividends paid

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

on short sales, extraordinary expenses, and distribution and/or service fees, if any) exceed 1.65% for the Institutional and Investor Classes of Shares. This agreement will remain in effect until at least June 30, 2010. The prior agreement set this level at 1.15%. The expense limitation agreement will allow the Advisor to recover reimbursements made to the extent that the Fund’s expense ratios fall below the above indicated expense limitation. The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under the terms of the agreement, the Advisor can only recover such amounts for a period of up to three years after the reimbursement. This agreement can be extended year to year thereafter provided such continuance is specifically approved by a majority of the Independent Trustees. For the six months ended October 31, 2009 and the period ended April 30, 2009, the Advisor waived the following fees, the recovery of which will expire in the corresponding fiscal years:

Fiscal Year	Institutional Class	Investor Class	Total
April 30, 2012	$317,898	$57,864	$375,762
April 30, 2013	83,154	86,782	169,936

Total	$401,052	$144,646	$545,698

Distribution Agreement (12b-1 Fees)

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s Distributor. The Fund has adopted a Distribution Service Agreement (“Distribution Agreement”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Investor Class shares. The Plan allows for the payment of services related to the distribution and servicing of shares at a rate of up to 0.25% per annum of the average daily net asset value of the Investor Class shares of the Fund.

Administrator, Custodian and Accounting Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Accounting Agent”) is an affiliate of the Sub-Advisor and serves as the Fund’s Administrator, Custodian and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Transfer Agent

PNC Global Investment Servicing, Inc. serves as the Fund’s Transfer Agent.

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

4. CAPITAL SHARE TRANSACTIONS

As of October 31, 2009, there were an unlimited number of common stock shares at $.001 par value authorized by the Fund. Investors may purchase Investor Class Shares and Institutional Class Shares of the Fund at their net asset value (“NAV”), based on the next calculation of NAV after the order is placed. Neither the Fund nor the Distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. Redemption requests are processed at the next NAV calculated after the Fund, its Transfer Agent, or your investment representative receives your sell order. If a redemption request is received on a business day prior to 4:00 pm (Eastern Time), proceeds will normally be wired to the shareholder within three business days, provided that the Fund’s Custodian is also open for business.

5. FEDERAL INCOME TAX

At October 31, 2009, the cost of investment and net unrealized appreciation/(depreciation) for income tax purposes was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$28,143,959	$316,540	$99,910	$216,630

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the six months ended October 31, 2009 were $30,708,744 and $12,306,744, respectively.

7. TOTAL RETURN SWAP AGREEMENTS

The Fund will use total return swaps to increase the exposure of the Fund to any component of the Index or other portfolio investment beyond 100% of the Fund’s net asset investment in such component of the Index or other portfolio investment. The exposure of the Fund will vary but in any event will be less than 200% of its net assets. The Fund segregates liquid assets, which may include securities, cash or cash equivalents, to cover the Fund’s daily marked-to-market net obligations under outstanding swap agreements. At October 31, 2009, the Fund held $3,950,000 cash as collateral for swaps.

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

Morgan Stanley acts as the counterparty to all total return swaps listed below. The Fund will either receive fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Total Return Benchmark	Annual Financing Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
CurrencyShares Euro Trust	(4.49)%	07/06/2010	$(965,627)	$(3,386)
iPath Dow Jones-UBS
Commodity Index
Total Return ETN	0.51%	07/06/2010	25,782	655
iShares Barclays 1-3 Year
Treasury Bond Fund	0.54%	07/06/2010	4,427,776	5,583
iShares Barclays Aggregate
Bond Fund	0.54%	07/06/2010	789,743	3,838
iShares Barclays Credit
Bond Fund	0.51%	07/06/2010	24,943	(34)
iShares Barclays Short
Treasury Bond Fund	0.54%	07/06/2010	939,626	(66)
iShares Barclays TIPS
Bond Fund	0.56%	07/06/2010	254,512	2,350
iShares Dow Jones US Real
Estate Index Fund	(1.79)%	07/06/2010	(376,426)	16,924
iShares iBoxx $ High Yield
Corporate Bond Fund	0.55%	07/06/2010	1,089,197	(6,714)
iShares iBoxx Investment
Grade Corporate
Bond Fund	0.51%	07/06/2010	757,620	6,416
iShares JPMorgan USD
Emerging Markets
Bond Fund	0.53%	07/06/2010	192,818	(1,757)
iShares MSCI EAFE
Index Fund	(0.35)%	07/06/2010	(3,559,054)	112,938
iShares MSCI Emerging
Markets Index Fund	0.51%	07/06/2010	3,000,518	(146,917)
iShares Russell 2000
Index Fund	(1.81)%	07/06/2010	(3,259,735)	233,212
PowerShares DB
Commodity Index
Tracking Fund	0.51%	07/06/2010	57,005	1,948
PowerShares DB G10
Currency Harvest Fund	0.54%	07/06/2010	1,028,198	(620)
PowerShares Emerging
Markets Sovereign
Debt Portfolio	0.53%	07/06/2010	122,378	(1,141)
SPDR Barclays Capital 1-3
Month T-Bill ETF	0.54%	07/06/2010	502,937	(240)
SPDR Barclays Capital
Aggregate Bond ETF	0.55%	07/06/2010	14,045	73

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

Total Return Benchmark	Annual Financing Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
SPDR Barclays Capital
High Yield Bond ETF	0.54%	07/06/2010	$719,113	$(2,644)
SPDR Barclays Capital
International Treasury
Bond ETF	0.54%	07/06/2010	475,079	(755)
SPDR Dow Jones REIT ETF	(0.75)%	07/06/2010	(175,861)	7,060
Vanguard Emerging
Markets ETF	0.51%	07/06/2010	1,204,817	(48,075)
Vanguard Europe
Pacific ETF	(2.99)%	07/06/2010	(418,342)	13,305
Vanguard REIT ETF	(0.73)%	07/06/2010	(513,471)	21,585
Vanguard Short-Term
Bond ETF	0.53%	07/06/2010	1,638,028	2,221
Vanguard Total Bond
Market ETF	0.54%	07/06/2010	404,343	2,022

Net Unrealized
Appreciation				$217,781

8. ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

At October 31, 2009, the fair values of derivative instruments were as follows:

Asset Derivatives[1]
Equity Risk	Total
$430,129	$430,129

Liability Derivatives[2]
Equity Risk	Total
$212,348	$212,348

1	Statement of Assets and Liabilities: Unrealized appreciation on swap transactions.

2	Statement of Assets and Liabilities: Unrealized depreciation on swap transactions.

Transactions in derivative instruments during the period ended October 31, 2009, were as follows:

	Equity Risk	Total
Net Realized gain (loss)[1]
Swap transactions	$(260,849)
Net realized loss	(260,849)	$(260,849)

Net change in unrealized appreciation (depreciation)[2]
Swap transactions	241,232
Net change in unrealized appreciation	241,232	241,232

1	Statement of Operations: Net realized loss on swap transactions.

2	Statement of Operations: Net change in unrealized appreciation on swap transactions.

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

9. INVESTMENT RISKS

The Fund is subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Fund’s Underlying Index. The Fund will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which it invests.

Exchange Traded Vehicle Risk

Unlike an investment in a mutual fund, the value of the Fund’s investment in ETFs, ETVs and ETNs is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings. Federal law prohibits the Fund from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Fund from allocating its investments to ETFs in an optimal manner.

Index Risk

The Underlying Index is new and has limited historical performance data that is not predictive of future results. The Underlying Index may not be successful in replicating the performance of its target strategies. There is a risk that hedge fund return data provided by third party hedge fund data providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases. In constructing the Underlying Strategies of the Index, IndexIQ may not be successful in replicating the returns of the Hedge Fund Indexes. In addition, the Index may not achieve its objective of producing superior returns to the S&P 500 Index with lower volatility than the S&P 500 Index and a correlation to the S&P 500 Index that is similar to the correlation between the performance of hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

Total Return Swaps

Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, the Fund may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty. The Fund intends to use total return swaps in several ways to replicate the performance of the Index. Consequently, the performance of the Fund’s total return swaps will be a significant component of the Fund’s performance. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

10. SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through December 24, 2009. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, age, address and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Independent Trustees

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Reena Aggarwal 1958	Trustee	Since August 2008	Deputy Dean, McDonough School of Business,
Georgetown University (2006 to 2008); Visiting
Professor of Finance, Sloan School of Management,
MIT (2005-2006); Interim Dean, McDonough
School of Business, Georgetown University
(2004-2005); Stallkamp Faculty Fellow and
Professor of Finance, McDonough School of
			Business, Georgetown University (2003-Present)	FBR Funds (10 portfolios)

Gene Chao 1970	Trustee	Since August 2008	Vice President — Strategic Services, Dimension
Data, Americas (2007 to present); Senior Vice
President — Strategic Outsourcing, France Telecom
Americas (2004-2007); Managing Director — Business
			Consulting, Xansa, North America (2003-2004)	None

Board of Trustees and Officers (unaudited) (continued)

Interested Trustee3

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Adam S. Patti 1970	Chairman and Trustee President and Principal Executive	Since November 2008 Since July 2008	Chairman, Trustee, President and Principal Executive, IndexIQ Trust (2008 to present); Chief Executive Officer, the Advisor (2007 to present); Chief Executive Officer, Index IQ (2006 to present); Associate Publisher, Time Inc. (2006); Executive Director, Time Inc. (2005); Director, Time Inc. (2003 to 2004)

Officers

The officers of the Trust not named above are:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gregory D. Bassuk 1972	Secretary	Since July 2008	Chief Compliance Officer, the Advisor (2008 to present); Secretary, IndexIQ Trust (2008 to present); Chairman and Trustee, Index IQ ETF Trust (July 2008 to November 2008); Chairman and Trustee, IndexIQ Trust (February 2008 to November 2008); Chief Operating Officer, the Advisor (2007 to present); Chief Operating Officer, IndexIQ (2006 to present); Director, Time Inc. (2004 to 2006); Managing Director, McGovern Capital (2003 to 2004)

David Fogel 1971	Treasurer, Principal Financial Officer and Chief Compliance Officer	Since October 2008	Treasurer, Principal Financial Officer and Chief Compliance Officer, IndexIQ Trust (2008 to present); Executive Vice President, Financial Development HoldCo LLC, d/b/a “IndexIQ” (2006 to present); Vice President, Groton Partners LLC (2005 to 2006); Principal, Circle Peak Capital LLC (2003 to 2005)

1	The address of each Trustee or officer is c/o IndexIQ, 800 Westchester Avenue, Suite N-611, Rye Brook, New York 10573.

2	Trustees and Officers serve until their successors are duly elected and qualified.

3	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

Investment Advisor
IndexIQ Advisors LLC
Suite N-611
Rye Brook, NY 10573

Sub-Adviser
Mellon Capital Management Corp.
800 Westchester Avenue
50 Fremont Street, Suite 3900
San Francisco, CA 94105

Custodian/Fund Administrator
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Katten Muchin Rosenman, LLP
575 Madison Avenue
New York, NY 10022

Independent Registered Public Accounting Firm
Ernst & Young, LLP
5 Times Square
New York, NY 10036

Distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Transfer Agent
PNC Global Investment Servicing, Inc.
301 Bellevue Parkway
Wilmington, DE 19809

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IQ ALPHA Hedge Strategy Fund
c/o IndexIQ
800 Westchester Avenue, Suite N-611
Rye Brook, NY 10573
1-888-934-0777

SEMI-ANNUAL REPORT | OCTOBER 31, 2009

IndexIQ Trust
IQ ALPHA
Hedge Strategy Fund

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: IndexIQ Trust

By: /s/ Adam S. Patti

Adam S. Patti, Chief Executive Officer

Date: December 24, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: IndexIQ Trust

By: /s/ Adam S. Patti

Adam S. Patti, Chief Executive Officer

Date: December 24, 2009

By: /s/ David L. Fogel

David L. Fogel, Chief Financial Officer

Date: December 24, 2009